UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan St.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2012

Hodges Mutual Funds

November, 2012

Dear Shareholder:

Over the past six months, stocks advanced despite many uncertainties and negative investor sentiment.  We are pleased to report that all five of the Hodges Mutual Fund strategies experienced gains for the six month period ended September 30, 2012.

Returns (Retail Class) as of 9/30/2012:

	6-					Since
	month	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	1.71%	22.28%	7.27%	-5.02%	11.10%	8.58%
S&P 500® Index	3.43%	30.20%	13.20%	1.05%	8.01%	8.71%

Hodges Small
Cap Fund (12/18/07)	2.70%	34.13%	20.70%	N/A	N/A	7.81%
Russell 2000® Index	1.60%	31.91%	12.99%			3.68%

Hodges Blue Chip
25 Fund (9/10/09)	3.56%	24.08%	8.31%	N/A	N/A	8.22%
Russell 1000® Index	2.99%	30.06%	13.27%			13.55%

Hodges Equity
Income Fund (9/10/09)	2.86%	21.65%	13.23%	N/A	N/A	13.01%
S&P 500® Index	3.43%	30.20%	13.20%			13.44%

Hodges Pure
Contrarian Fund (9/10/09)	4.15%	27.43%	7.83%	N/A	N/A	8.14%
S&P 500® Index	3.43%	30.20%	13.20%			13.44%

*Average Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesfund.com. The funds impose a 1.00% redemption fee on shares held for thirty days or less. Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Mutual Funds

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.49%	1.48%	2.52%	1.76%	2.33%
Net Expense Ratio	NA	1.41%**	1.31%**	1.30%**	1.40%**

**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses through July 31, 2013 and may continue for an indefinite period thereafter. This figure excludes interest, taxes and extraordinary expenses.

It has been said that the recent stock market rally is one of the most hated in recent history.  This is because investor sentiment has remained negative and the average investor has remained historically underweight equities in the face of a broad market rally that started in early August and continued through the end of September.  During the past six months, investors continued to sell equities and dumped money into bond funds for the fifth consecutive year, according to the Investment Company Institute.  Turbulence in Europe, election uncertainty, fear over the “fiscal cliff”, stagnant employment trends, and questions surrounding future tax policies have created a substantial “wall of worry” for investors.  As a result, we expect some short-term volatility in the comings months.  While such short-term volatility can pose a risk for speculators and traders trying to time the market, we view this as an opportunity for long-term investors seeking value in mispriced stocks.  Furthermore, we have found that many U.S. companies have been proactive in managing their individual businesses within the context of a tepid economic environment.  Such actions have included expense controls, productivity enhancements, and plant consolidations, as businesses have found ways to generate more earnings with less top-line growth.  In an environment where the macro picture seems overwhelming, it is important to remember that the long-term performance of stock prices is determined by the future earnings and cash flow of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, earnings power and prevailing interest rates are more important to stock prices than the outcomes of elections or monthly economic survey data.

Although we don’t exactly know what the market may or may not do over the next couple of months, we are still finding good long-term opportunities across the diverse Hodges Fund strategies that we manage.  Our fundamental research efforts have led us to a few important observations.  First, domestic corporations are generally lean and are generating respectable levels of profitability even in a sluggish economic environment.  Job creation is positive,

Hodges Mutual Funds

albeit at a slower rate than a typical recovery.  The domestic auto market appears due for a replacement cycle.  Housing is improving and credit conditions have become more favorable.  Lastly, corporate balance sheets are generally in good shape, and many cash rich corporations are better positioned to invest in capital expenditures, acquisitions, and share repurchases. At the same time, fewer analysts and investors are undertaking the rigorous in-depth research that can uncover opportunities in individual stocks.  Such conditions provide an ideal environment for active portfolio managers to capitalize on unrecognized growth opportunities and stocks that are mispriced relative to the intrinsic value of their assets.

Hodges Small Cap Fund (HDPSX) -

During the six months ended September 30, 2012, the Hodges Small Cap Fund experienced a gain of 2.70% versus a gain of 1.60% for the Russell 2000® Index.  In addition, the Hodges Small Cap Fund’s one-year return was a gain of 34.13% compared to 31.91% for the Russell 2000® Index.

The Hodges Small Cap Fund remains invested in industrials, transportation, and several consumer-related names that have contributed to the Fund’s solid performance year-to-date.  The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals.  Moreover, we are also finding opportunities in a broader number of sectors within the small-cap universe.  Since the beginning of the year, we have increased the Fund’s exposure among various financial and technology-related stocks.  Looking ahead, we expect small-cap investing to require a greater degree of individual stock selection.  We are still finding opportunities in many underfollowed small companies that exhibit compelling investment merits.  In some cases, this is due to the ease in which smaller companies are able to grow in a more moderate economic environment.  The top holdings in the Fund at September 30, 2012 included Cracker Barrel Old Country Store (CBRL), Trinity Industries (TRN), Viewpoint Financial Group (VPFG), Krispy Kreme Doughnuts (KKD), Group 1 Automotive (GPI), Nationstar Mortgage Holdings (NSM), U.S. Airways (LCC), Texas Pacific Land Trust (TPL), Encore Wire (WIRE), and Shoe Carnival (SCVL).

Hodges Fund (HDPMX) -

The Hodges Fund’s six month return for the period ended September 30, 2012 was 1.71% compared to a 3.43% return for the S&P 500® Index.  The Funds over-weighted exposure in energy and basic material stocks, contributed

Past performance is no guarantee of future results.

Hodges Mutual Funds

to relative performance in the recent quarter.  Looking ahead, we believe the Fund’s core holdings remain well-positioned to redeem the Fund’s performance as the market reconciles the strength of the underlying business fundamentals.

The multi-cap strategy that is deployed in the Hodges Fund remains concentrated among investments where we have the highest conviction. The Fund held 25 positions at the end of the quarter.  Our long-time position in Texas Pacific Land Trust (TPL) remains our largest position, followed by Belo Corp (BLC), Luby’s (LUB), National Oilwell Varco (NOV), Krispy Kreme Doughnuts (KKD), Crocs (CROX), Texas Industries (TXI), A.T. Cross (ATX), Chico’s FAS (CHS), and Boeing (BA).

Hodges Equity Income Fund (HDPEX) -

The Hodges Equity Income Fund experienced a return of 2.86% in the six months ended September 30, 2012 compared to the S&P 500’s return of 3.43%.  The Equity Income Fund’s return for the one year period ending September 30, 2012 was a gain of 21.65% compared to a gain of 30.20% in the S&P 500 Index.  The Fund recently celebrated its three-year anniversary since inception and ranked in the top 12% of its Morningstar Large Value peer group among 1,182 funds, for its three-year performance.  The Fund’s yield, net of expenses, at the end of the most recent quarter was 2.08% compared to a 1.96% dividend yield on the S&P 500® Index.

The Hodges Equity Income Fund’s objective is both long-term capital appreciation and income through investments in dividend-paying stocks. With record low interest rates and improving corporate profits supporting the ability of companies to pay out dividends, we are finding plenty of attractive dividend-paying stocks that offer upside potential in addition to dividend income. Top holdings in the Fund include Taiwan Semiconductor (TSM), Coca Cola Co. (KO), Verizon Communications (VZ), Merck (MRK), McDonalds (MCD), Procter & Gamble (PG), International Business Machines (IBM), Johnson & Johnson (JNJ), AT&T Inc (T), and ExxonMobil Corp (XOM).  The Equity Income portfolio had minimal turnover in the recent quarter and remained well diversified in companies that we believe will generate above average income and total returns in a slow growth economy.

Hodges Blue Chip 25 Fund (HDPBX) -

The Hodges Blue Chip 25 Fund generated a return of 3.56% for the six months ended September 30, 2012, which compared to a 2.99% return for the Russell 1000® index.  For the one-year period ending September 30, 2012, the

Past performance is no guarantee of future results.

Hodges Mutual Funds

Blue Chip Fund’s return amounted to a gain of 24.08% versus 30.06% for the Russell 1000® Index. While relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, we believe the Fund’s concentrated portfolio of large-cap companies is currently well-positioned to capitalize on the historical low valuations and attractive dividend yields that exist among many higher quality stocks.

The top holdings in the Blue Chip 25 Fund at the end of the recent quarter included Home Depot (HD), U.S. Steel (X), Costco (COST), Halliburton (HAL), National Oilwell Varco (NOV), International Business Machines (IBM), Coca Cola Co. (KO), CME Group (CME), Hershey (HSY), and Microsoft (MSFT).  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 24 stocks at the end of the recent quarter and was well-represented across a broad number of industry sectors.

Hodges Pure Contrarian Fund (HDPCX) -

The Hodges Pure Contrarian Fund experienced a gain of 4.15% over the six months ended September 30, 2012 compared to a gain of 3.43% for the S&P 500® Index.  The Pure Contrarian Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in out-of-favor stocks can be tricky over short periods of time, we expect this strategy to be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.

The pure contrarian strategy requires careful stock selection and we are finding plenty of intriguing opportunities for this Fund.  Most recently, the Fund has found out-of-favor investment opportunities in a handful of basic material stocks, energy companies that are under the radar of mainstream investors, in a few turnaround situations, some consumer names and airlines. The top holdings in the Fund at the end of the recent quarter included Krispy Kreme Doughnuts (KKD), Encore Wire (WIRE), Crocs (CROX), RadioShack (RSH), Lubys (LUB), Transocean (RIG), Facebook (FB), Belo Corp (BLC), and SandRidge Energy (SD).

In conclusion, we remain encouraged with the tremendous growth opportunities surrounding the Hodges Mutual Funds.  By offering five mutual funds that cover all major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers,

Past performance is no guarantee of future results.

Hodges Mutual Funds

analysts, and trader are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate through the daily noise surrounding today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of the portfolio managers and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may also be Invested in companies that demonstrate special situations or turnarounds, meaning that have experienced significant business challenges but are believed to have favorable prospects for recovery.  Diversification does not assure a profit or protect against a loss in a declining market.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Hodges Mutual Funds

The Morningstar percentile ranking is based on the fund’s total-return percentile rank relative to all funds that have the same category for the same time period. The highest (or most favorable) percentile rank is 1%, and the lowest (or least favorable) percentile rank is 100%. Morningstar total return includes both income and capital gains or losses and is not adjusted for sales charges.

©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000 Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.

Dividend Yield:  A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2012 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*Liabilities in excess of other assets.

Hodges Small Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2012 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Blue Chip 25 Fund

*Cash equivalents and other assets less liabilities.

Hodges Equity Income Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2012 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended September 30, 2012 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12-9/30/12).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2012 (Unaudited) (Continued)

equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2012 (Unaudited) (Continued)

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/12	Value 9/30/12	4/1/12 – 9/30/121
Retail Class Actual	$1,000	$1,017	$7.28
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.28
Institutional Class Actual	$1,000	$1,019	$5.77
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.77

1
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six month period of 1.44% for the Retail Class shares, and 1.14% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/12	Value 9/30/12	4/1/12 – 9/30/122
Retail Class Actual	$1,000	$1,027	$7.11
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.08
Institutional Class Actual	$1,000	$1,029	$5.60
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$5.57

2
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six month period of 1.40% (fee recoupments in effect) for the Retail Class shares, and 1.10% (fee recoupments in effect) for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2012 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/12	Value 9/30/12	4/1/12 – 9/30/123
Actual	$1,000	$1,036	$6.63
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.58

3
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/12	Value 9/30/12	4/1/12 – 9/30/124
Actual	$1,000	$1,029	$6.61
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$6.58

4
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/12	Value 9/30/12	4/1/12 – 9/30/125
Actual	$1,000	$1,042	$7.16
Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$7.08

5
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 83.3%

Air Transportation: 3.0%
200,000	United Continental
	Holdings, Inc.*	$3,900,000

Apparel Manufacturing: 4.8%
385,500	Crocs, Inc.*	6,248,955

Food Services: 14.6%
800,000	Krispy Kreme
	Doughnuts, Inc.*	6,344,000
1,345,000	Luby’s, Inc.*1,2	9,051,850
300,000	Rocky Mountain
	Chocolate Factory,
	Inc.1,2	3,798,000
		19,193,850
General Manufacturing: 11.3%
550,000	A.T. Cross Co. -
	Class A*1,2	5,483,500
140,000	Texas
	Industries, Inc.*	5,691,000
120,000	Trinity
	Industries, Inc.	3,596,400
		14,770,900
Internet Services: 2.3%
100,000	Ancestry.com, Inc.*	3,008,000

Mining, Oil & Gas Extraction: 15.9%
100,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	3,958,000
100,000	Halliburton Co.	3,369,000
1,900,000	HyperDynamics
	Corp.*	1,387,000
100,000	National Oilwell
	Varco, Inc.	8,011,000
600,000	SandRidge
	Energy, Inc.*	4,182,000
		20,907,000
Movie Production & Theater: 3.0%
175,000	Cinemark
	Holdings, Inc.	3,925,250

Publishing Industries: 12.9%
1,020,000	A.H. Belo Corp. -
	Class A1	4,926,600
1,524,000	Belo Corp.	11,932,920
		16,859,520
Rail Transportation: 3.6%
40,000	Union
	Pacific Corp.	4,748,000

Retail Trade: 5.8%
300,000	Chico’s FAS, Inc.	5,433,000
70,000	Francesca’s
	Holdings Corp.*	2,151,100
		7,584,100
Transportation Equipment: 6.1%
75,000	The Boeing Co.	5,221,500
30,000	Cummins, Inc.	2,766,300
		7,987,800
TOTAL COMMON STOCKS
(Cost $97,806,211)		109,133,375

PARTNERSHIP & TRUST: 12.6%

Land Ownership & Leasing: 12.6%
304,000	Texas Pacific
	Land Trust1,2	16,598,400

TOTAL PARTNERSHIP & TRUST
(Cost $9,057,295)		16,598,400

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 1.3%*

Internet Services: 1.1%
1,000	eBay, Inc.,
	Expiration:
	October, 2012,
	Exercise Price:
	$34.00	1,437,500

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited) (Continued)

Contracts
(100 shares per contract)	Value
CALL OPTIONS PURCHASED: 1.3%* (Continued)

Wired Telecommunications Carriers: 0.2%
50	Equinix, Inc.,
Expiration:
January, 2013,
Exercise Price:
$150.00	$290,500

TOTAL CALL OPTIONS PURCHASED
(Cost $1,362,625)	1,728,000

Shares
SHORT-TERM INVESTMENT: 3.5%

Money Market Fund: 3.5%
4,650,417	Fidelity Money
Market Portfolio -
Select Class,
0.11%3	4,650,417

TOTAL SHORT-TERM INVESTMENT
(Cost $4,650,417)	4,650,417

TOTAL INVESTMENTS
IN SECURITIES: 100.7%
(Cost $112,876,548)	132,110,192
Liabilities in Excess
of Other Assets: (0.7)%	(864,088)
TOTAL NET ASSETS: 100.0%	$131,246,104

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2012, the total market value of the investments considered illiquid were $12,746,769 or 9.7% of total net assets.
3	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 87.5%

Advertising & Public Relations: 0.7%
100,000	National
	CineMedia, Inc.	$1,637,000

Air Transportation: 2.8%
400,000	Jetblue
	Airways Corp.*	1,916,000
500,000	U.S. Airways
	Group, Inc.*	5,230,000
		7,146,000
Apparel Manufacturing: 4.1%
310,000	Crocs, Inc.*	5,025,100
120,000	G-III Apparel
	Group Ltd.*	4,308,000
553,177	Heelys, Inc.*1	995,719
		10,328,819
Basic Materials Manufacturing: 3.3%
80,000	Eagle Materials, Inc.	3,700,800
335,000	U.S. Silica
	Holdings, Inc.*	4,542,600
		8,243,400
Computer & Electronic Products: 5.5%
70,000	Cardtronics, Inc.*	2,084,600
80,000	Cirrus Logic, Inc.*	3,071,200
45,000	FARO
	Technologies, Inc.*	1,859,400
156,600	Interphase Corp.*	505,818
275,000	Kulicke & Soffa
	Industries, Inc.*	2,860,000
250,000	Omnivision
	Technologies,
	Inc.*	3,488,750
		13,869,768
Construction: 1.6%
300,000	Primoris
	Services Corp.	3,915,000

Depository Credit Intermediation: 3.2%
45,000	Texas Capital
	BancShares, Inc.*	2,236,950
300,000	ViewPoint
	Financial
	Group, Inc.	5,751,000
		7,987,950
Electrical Equipment: 2.1%
130,000	AZZ, Inc.	4,937,400
60,000	Zoltek
	Companies, Inc.*	461,400
		5,398,800
Financial Services: 1.1%
70,000	Southside
	Bancshares, Inc.	1,526,700
200,000	SWS Group, Inc.*	1,222,000
		2,748,700
Food & Beverage Products: 2.3%
80,000	Diamond Foods, Inc.	1,505,600
365,000	Smart
	Balance, Inc.*	4,409,200
		5,914,800
Food Services: 6.6%
72,000	Bravo Brio
	Restaurant
	Group, Inc.*	1,047,600
110,000	Brinker
	International, Inc.	3,883,000
95,000	Cracker Barrel Old
	Country Store, Inc.	6,375,450
600,000	Krispy Kreme
	Doughnuts, Inc.*	4,758,000
55,700	Luby’s, Inc.*1	374,861
67,400	Pizza Inn
	Holdings, Inc.*	197,482
		16,636,393
Freight Transportation: 1.4%
180,000	Saia, Inc.*	3,625,200

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 87.5% (Continued)

Furniture Manufacturing: 1.6%
280,000	Steelcase, Inc.	$2,758,000
40,000	Tempur-Pedic
	International,
	Inc.*	1,195,600
		3,953,600
General Manufacturing: 6.9%
225,400	A.T. Cross Co. -
	Class A*1	2,247,238
90,000	Curtiss-Wright
	Corp.	2,943,000
180,000	Encore Wire Corp.	5,266,800
25,000	Texas
	Industries, Inc.*	1,016,250
200,000	Trinity
	Industries, Inc.	5,994,000
		17,467,288
Government Services: 1.9%
175,000	The Geo
	Group, Inc.*	4,842,250

Hotels, Restaurants & Leisure: 1.6%
70,000	Vail Resorts, Inc.	4,035,500

Insurance: 0.8%
140,000	BioScrip, Inc.*	1,275,400
100,000	Hallmark Financial
	Services, Inc.*	814,000
		2,089,400
Internet Services: 4.2%
95,000	Ancestry.com, Inc.*	2,857,600
40,000	Copart, Inc.*	1,109,200
300,000	Pandora Media, Inc.*	3,285,000
300,000	Points
	International Ltd.*	3,453,000
		10,704,800
Machinery: 4.0%
110,000	Alamo Group, Inc.	3,715,800
75,000	Lufkin
	Industries, Inc.	4,036,500
170,000	Manitowoc, Inc.	2,267,800
		10,020,100
Mining, Oil & Gas Extraction: 6.0%
110,000	Atwood
	Oceanics, Inc.*	4,999,500
240,000	Kodiak Oil &
	Gas Corp.*	2,246,400
160,000	Oasis
	Petroleum, Inc.*	4,715,200
450,000	SandRidge
	Energy, Inc.*	3,136,500
		15,097,600
Motor Vehicle Parts Manufacturing: 1.4%
180,000	Cooper Tire &
	Rubber Co.	3,452,400

Movie Production & Theaters: 1.8%
200,000	Cinemark
	Holdings, Inc.	4,486,000

Nondepository Credit Intermediation: 2.0%
150,000	Nationstar Mortgage
	Holdings, Inc.*	4,977,000

Petroleum Products: 1.5%
638,500	Aegean Marine
	Petroleum
	Network, Inc.	3,875,695

Publishing Industries: 1.2%
400,000	Belo Corp.	3,132,000

Rail Transportation: 0.9%
30,000	Kansas City
	Southern	2,273,400

Residential Building Construction: 0.9%
150,000	KB Home	2,152,500

Retail Trade: 12.7%
300,000	Chico’s FAS, Inc.	5,433,000
90,000	Group 1
	Automotive, Inc.	5,420,700
40,000	Hibbett Sports, Inc.*	2,378,000

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 87.5% (Continued)

Retail Trade: 12.7% (Continued)
70,000	Jos. A. Bank
	Clothiers, Inc.*	$3,393,600
60,000	Lithia Motors, Inc.	1,998,600
70,000	Michael Kors
	Holdings Ltd.*	3,722,600
75,000	Sally Beauty
	Holdings, Inc.*	1,881,750
210,000	Shoe Carnival, Inc.	4,941,300
130,000	Titan
	Machinery, Inc.*	2,636,400
		31,805,950
Software Publishers: 1.7%
800,000	Glu Mobile, Inc.*	3,704,000
165,000	Mitek
	Systems, Inc.*	532,950
		4,236,950
Telecommunications: 0.4%
250,000	Towerstream Corp.*	1,015,000

Transportation & Warehousing: 1.3%
60,000	Kirby Corp.*	3,316,800

TOTAL COMMON STOCKS
(Cost $195,281,457)		220,386,063

PARTNERSHIPS & TRUSTS: 3.4%

Land Ownership & Leasing: 2.1%
97,696	Texas Pacific
	Land Trust1	5,334,202

Real Estate Investment Trust: 1.3%
660,000	FelCor Lodging
	Trust, Inc.*	3,128,400

TOTAL PARTNERSHIPS & TRUSTS
(Cost $6,360,858)		8,462,602

SHORT-TERM INVESTMENTS: 8.1%

Money Market Funds: 8.1%
9,475,433	Fidelity Money
	Market Portfolio -
	Select Class,
	0.11%2	9,475,433
10,909,248	Invesco Short-Term
	Portfolio -
	Institutional Class,
	0.08%2	10,909,248
		20,384,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,384,681)		20,384,681

TOTAL INVESTMENTS
IN SECURITIES: 99.0%
(Cost $222,026,996)		249,233,346
Other Assets in Excess
of Liabilities: 1.0%		2,599,668
TOTAL NET ASSETS: 100.0%		$251,833,014

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF CALL OPTION WRITTEN at September 30, 2012 (Unaudited)

Contracts
(100 shares per contract)		Value
CALL OPTION WRITTEN: 0.1%
Residential Building Construction: 0.1%
1,500	KB Home, Expiration:
	October, 2012,
	Exercise Price: $14.00	$132,750
TOTAL CALL OPTION WRITTEN
(Premiums Received $117,629)		$132,750

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 89.0%

Basic Materials Manufacturing: 0.8%
2,700	United States
	Steel Corp.	$51,489

Communications Equipment Manufacturing: 2.0%
2,000	QUALCOMM, Inc.	124,980

Computer & Electronic Products: 4.8%
1,500	International Business
	Machines Corp.	311,175

Depository Credit Intermediation: 0.8%
1,000	Texas Capital
	BancShares, Inc.*	49,710

Entertainment: 1.9%
2,300	Walt Disney Co.	120,244

Food & Beverage Products: 9.1%
8,000	The Coca-Cola Co.	303,440
4,000	The Hershey Co.	283,560
		587,000
Investment Brokerage: 4.4%
5,000	CME Group, Inc.	286,500

Media: 3.2%
4,000	DIRECTV*	209,840

Mining, Oil & Gas Extraction: 19.4%
1,200	EOG Resources, Inc.	134,460
11,000	Halliburton Co.	370,590
4,000	National Oilwell
	Varco, Inc.	320,440
2,500	Schlumberger Ltd.	180,825
5,500	Transocean Ltd.	246,895
		1,253,210
Petroleum Products: 6.3%
1,500	Chevron Corp.	174,840
2,500	Exxon Mobil Corp.	228,625
		403,465
Pharmaceuticals: 4.3%
4,000	Johnson & Johnson	275,640

Rail Transportation: 3.7%
2,000	Union Pacific Corp.	237,400

Retail Trade: 19.6%
4,000	Costco
	Wholesale Corp.	400,500
7,500	The Home Depot, Inc.	452,775
5,500	Wal-Mart Stores, Inc.	405,900
		1,259,175
Software Publishers: 4.4%
9,500	Microsoft Corp.	282,910

Transportation Equipment: 4.3%
4,000	The Boeing Co.	278,480

TOTAL COMMON STOCKS
(Cost $4,959,745)		5,731,218

PARTNERSHIP & TRUST: 4.2%
5,000	Texas Pacific
	Land Trust1	273,000

TOTAL PARTNERSHIP & TRUST
(Cost $169,793)		273,000

SHORT-TERM INVESTMENT: 0.3%

Money Market Fund: 0.3%
19,802	Fidelity Money
	Market Portfolio -
	Select Class, 0.11%2	19,802

TOTAL SHORT-TERM INVESTMENT
(Cost $19,802)		19,802

TOTAL INVESTMENTS
IN SECURITIES: 93.5%
(Cost $5,149,340)		6,024,020
Other Assets in Excess
of Liabilities: 6.5%		421,512
TOTAL NET ASSETS: 100.0%		$6,445,532

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 93.2%

Advertising & Public Relations: 1.5%
15,000	National
	CineMedia, Inc.	$245,550

Chemical Manufacturing: 6.0%
7,000	E.I. du Pont de
	Nemours & Co.	351,890
9,000	Procter &
	Gamble Co.	624,240
		976,130
Computer & Electronic Products: 8.6%
3,000	International Business
	Machines Corp.	622,350
50,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	791,000
		1,413,350
Conglomerates: 3.5%
25,000	General Electric Co.	567,750

Food & Beverage Products: 6.3%
18,000	The Coca-Cola Co.	682,740
5,000	Pepsico, Inc.	353,850
		1,036,590
Food Service: 5.1%
3,000	Cracker Barrel Old
	Country Store, Inc.	201,330
7,000	McDonald’s Corp.	642,250
		843,580
General Manufacturing: 4.7%
4,000	Caterpillar, Inc.	344,160
5,000	Kimberly-Clark
	Corp.	428,900
		773,060
Mining, Oil & Gas Extraction: 11.5%
12,000	Cliffs Natural
	Resources, Inc.	469,560
4,500	Diamond Offshore
	Drilling, Inc.	296,145
8,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	316,640
6,000	Targa Resources
	Corp.	302,040
11,000	Transocean Ltd.	493,790
		1,878,175
Movie Production & Theaters: 2.7%
20,000	Cinemark
	Holdings, Inc.	448,600

Petroleum Products: 9.4%
8,000	BP PLC - ADR	338,880
3,500	Chevron Corp.	407,960
6,000	Exxon Mobil Corp.	548,700
6,000	HollyFrontier Corp.	247,620
		1,543,160
Pharmaceuticals: 12.7%
5,000	Abbott Laboratories	342,800
10,000	Eli Lilly & Co.	474,100
8,500	Johnson & Johnson	585,735
15,000	Merck & Co., Inc.	676,500
		2,079,135
Rail Transportation: 2.2%
3,000	Union Pacific Corp.	356,100

Retail Trade: 3.3%
9,000	The Home
	Depot, Inc.	543,330

Software Publishers: 3.1%
17,000	Microsoft Corp.	506,260

Telecommunications: 7.6%
15,000	AT&T, Inc.	565,500
15,000	Verizon
	Communications,
	Inc.	683,550
		1,249,050

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 93.2% (Continued)

Utilities: 5.0%
12,000	CenterPoint
	Energy, Inc.	$255,600
5,333	Duke Energy Corp.	345,578
6,000	Exelon Corp.	213,480
		814,658
TOTAL COMMON STOCKS
(Cost $13,123,152)		15,274,478

PARTNERSHIP & TRUST: 2.6%

Real Estate Investment Trust: 2.6%
16,000	Mesabi Trust	428,960

TOTAL PARTNERSHIP & TRUST
(Cost $430,526)		428,960

Principal
CORPORATE BOND: 1.6%

General Manufacturing: 1.6%
	Texas Industries, Inc.
$250,000	9.250%, 8/15/2020	266,250

TOTAL CORPORATE BOND
(Cost $224,373)		266,250

Shares
SHORT-TERM INVESTMENT: 1.0%

Money Market Fund: 1.0%
157,119	Fidelity Money
	Market Portfolio -
	Select Class,
	0.11%1	157,119

TOTAL SHORT-TERM INVESTMENT
(Cost $157,119)		157,119

TOTAL INVESTMENTS
IN SECURITIES: 98.4%
(Cost $13,935,170)		16,126,807
Other Assets in Excess
of Liabilities: 1.6%		254,964
TOTAL NET ASSETS: 100.0%		$16,381,771

ADR - American Depositary Receipt
1	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%

Apparel Manufacturing: 10.6%
35,000	Crocs, Inc.*	$567,350
95,000	Heelys, Inc.*1	171,000
		738,350
Broadcasting: 4.3%
115,000	Sirius XM
	Radio, Inc.*	299,000

Computer & Electronic Products: 1.6%
217,379	Intrusion, Inc.*1,2	115,211

Food Services: 15.7%
80,000	Krispy Kreme
	Doughnuts, Inc.*	634,400
69,000	Luby’s, Inc.*	464,370
		1,098,770
Furniture Manufacturing: 2.5%
70,000	Furniture Brands
	International, Inc.*	101,500
2,500	Tempur-Pedic
	International, Inc.*	74,726
		176,226
General Manufacturing: 12.6%
10,000	The Female
	Health Co.	71,500
20,000	Encore Wire Corp.	585,200
5,500	Texas
	Industries, Inc.*	223,575
		880,275
Internet Services: 6.2%
20,000	Facebook, Inc.*	433,000

Mining, Oil & Gas Extraction: 17.0%
7,000	Chesapeake
	Energy Corp.	132,090
350,000	HyperDynamics
	Corp.*	255,500
50,000	SandRidge
	Energy, Inc.*	348,500
10,000	Transocean Ltd.	448,900
		1,184,990
Publishing Industries: 9.8%
60,000	A.H. Belo Corp. -
	Class A1	289,800
50,000	Belo Corp.	391,500
		681,300
Retail Trade: 15.5%
20,000	Chico’s FAS, Inc.	362,200
1,000	Francesca’s
	Holdings Corp.*	30,730
10,000	Gamestop Corp.	210,000
200,000	Radioshack Corp.	476,000
		1,078,930
TOTAL COMMON STOCKS
(Cost $6,583,353)		6,686,052

PARTNERSHIP & TRUST: 2.4%

Land Ownership & Leasing: 2.4%
3,000	Texas Pacific
	Land Trust1	163,800

TOTAL PARTNERSHIP & TRUST
(Cost $109,969)		163,800

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited) (Continued)

Shares	Value
SHORT-TERM INVESTMENT: 0.0%3

Money Market Fund: 0.0%3
1,368	Fidelity Money
Market Portfolio -
Select Class,
0.11%4	$1,368

TOTAL SHORT-TERM INVESTMENT
(Cost $1,368)	1,368

TOTAL INVESTMENTS
IN SECURITIES: 98.2%
(Cost $6,694,691)	6,851,220
Other Assets in Excess
of Liabilities: 1.8%	126,775
TOTAL NET ASSETS: 100.0%	$6,977,995

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2012, the total market value of the investments considered illiquid were $109,511 or 1.6% of total net assets.
3	Less than 0.05%.
4	7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2012 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $86,667,653 and $214,317,057, respectively) (Note 2)	$92,251,842	$240,281,326
Investments in securities of affiliated issuers, at value
(Cost $26,208,895 and $7,709,939 respectively) (Note 6)	39,858,350	8,952,020
Total investments, at value
(Cost $112,876,548 and $222,026,996, respectively)	132,110,192	249,233,346
Cash	—	48,446
Receivables:
Investment securities sold	—	2,771,059
Fund shares sold	3,326	1,947,527
Dividends and interest	30,112	49,263
Prepaid expenses	38,182	71,565
Total assets	132,181,812	254,121,206

LIABILITIES
Payables:
Investment securities purchased	—	1,729,891
Written options, at value (proceeds $117,629)	—	132,750
Due to custodian	280,125	—
Fund shares redeemed	350,645	97,153
Investment advisory fees, net	94,532	184,213
Administration fees	9,688	13,781
Custody fees	3,008	1,815
Distribution fees	93,204	114,740
Fund accounting fees	16,687	5,188
Transfer agent fees	51,748	4,669
Chief Compliance Officer fees	1,827	512
Other accrued expenses	34,244	3,480
Total liabilities	935,708	2,288,192
NET ASSETS	$131,246,104	$251,833,014

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2012 (Unaudited) (Continued)

	Hodges	Hodges Small
	Fund	Cap Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$252,808,650	$217,368,011
Accumulated net investment loss	(193,087)	(911,332)
Undistributed (accumulated) net realized gain (loss)
on investments and options	(140,603,103)	8,185,106
Net unrealized appreciation on investments and options	19,233,644	27,206,350
Net unrealized depreciation on options written	—	(15,121)
Net assets	$131,246,104	$251,833,014

COMPUTATION OF NET ASSET VALUE
Retail Shares:
Net assets	$130,144,476	$228,854,717
Shares issued and outstanding (unlimited number
of shares authorized without par value)	5,913,036	17,205,213
Net asset value, and redemption price per share	$22.01	$13.30
Institutional Shares:
Net assets	$1,101,628	$22,978,297
Shares issued and outstanding (unlimited number
of shares authorized without par value)	49,576	1,701,788
Net asset value, and redemption price per share	$22.22	$13.50

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2012 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
ASSETS
Investments in unaffiliated securities, at
value (Cost $4,979,547, $13,935,170
and $5,646,570, respectively) (Note 2)	$5,751,020	$16,126,807	$5,647,039
Investments in affiliated securities, at value
(Cost $169,793, $0 and $1,048,121,
respectively) (Note 6)	273,000	—	1,204,181
Total investments, at value
(Cost $5,149,340, $13,935,170
and $6,694,691, respectively)	6,024,020	16,126,807	6,851,220
Receivables:
Investment securities sold	409,483	279,908	614,576
Fund shares sold	—	1,000	—
Dividends and interest	3,933	26,609	—
Due from advisor, net	2,374	—	1,516
Prepaid expenses	22,557	26,221	23,035
Total assets	6,462,367	16,460,545	7,490,347

LIABILITIES
Payables:
Distribution to shareholders	—	15,388	—
Loan Payable	—	—	48,000
Investment securities purchased	—	—	448,005
Fund shares redeemed	—	33,231
Investment advisory fees, net	—	4,056	—
Administration fees	—	1,606	—
Custody fees	1,138	1,207	1,052
Distribution fees	3,916	9,800	4,220
Fund accounting fees	—	370	—
Transfer agent fees	1,974	2,650	1,769
Chief Compliance Officer fees	513	512	421
Other accrued expenses	9,294	9,954	8,885
Total liabilities	16,835	78,774	512,352
NET ASSETS	$6,445,532	$16,381,771	$6,977,995

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2012 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$5,435,868	$13,882,993	$6,354,247
Undistributed (accumulated) net investment
income (loss)	19,345	(1,553)	(28,053)
Undistributed net realized
gain on investments	115,639	308,694	495,272
Net unrealized appreciation
on investments	874,680	2,191,637	156,529
Net assets	$6,445,532	$16,381,771	$6,977,995

COMPUTATION OF NET ASSET VALUE
Net assets	$6,445,532	$16,381,771	$6,977,995
Shares issued and outstanding
(unlimited number of shares
authorized without par value)	527,273	1,248,342	566,836
Net asset value, and
redemption price per share	$12.22	$13.12	$12.31

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2012 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments	$617,840	$582,829
Dividends from affiliated investments (Note 6)	216,945	—
Interest	230	6,895
Total investment income	835,015	589,724

EXPENSES (Note 3)
Investment advisory fees	574,875	787,818
Distribution fees - Retail Shares	167,758	205,631
Transfer agent fees	92,473	77,502
Administration fees	38,937	51,463
Fund accounting fees	31,403	31,209
Registration fees	18,016	27,040
Audit fees	12,789	10,696
Miscellaneous expenses	10,502	9,677
Reports to shareholders	6,763	6,755
Chief Compliance Officer fees	5,994	1,678
Custody fees	3,316	6,272
Trustee fees	2,832	2,875
Legal fees	1,744	1,731
Interest expense	1,088	—
Insurance expense	485	543
Total expenses	968,975	1,220,890
Prior year fees recouped by Advisor	—	50,612
Net expenses	968,975	1,271,502
Net investment loss	(133,960)	(681,778)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on unaffiliated
investments and options	(957,897)	3,774,115
Net realized gain on affiliated investments (Note 6)	589,624	20,212
Change in unrealized appreciation
on investments and options	2,374,946	4,255,396
Change in unrealized depreciation on options written	—	(15,121)
Net realized and unrealized gain
on investments and options	2,006,673	8,034,602
Net increase in net assets
resulting from operations	$1,872,713	$7,352,824

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2012 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $0, $4,974 and $0 foreign
withholding tax, respectively)	$50,818	$270,224	$18,342
Dividends from affiliated
investments (Note 6)	—	—	7,200
Interest	35	11,622	11
Total investment income	50,853	281,846	25,553

EXPENSES (Note 3)
Investment advisory fees	20,270	51,098	29,164
Audit fees	10,696	10,696	10,696
Registration fees	10,463	11,270	9,649
Transfer agent fees	9,945	13,766	10,146
Distribution fees	7,796	19,653	8,578
Fund accounting fees	3,018	6,071	3,161
Custody fees	2,863	2,874	2,841
Trustee fees	2,042	2,126	2,043
Chief Compliance Officer Fees	1,927	1,678	1,837
Miscellaneous expenses	1,859	2,387	2,107
Legal fees	1,735	1,710	1,735
Administration fees	1,559	3,931	1,717
Insurance expense	479	483	479
Reports to shareholders	—	1,241	1,208
Total expenses	74,652	128,984	85,361
Less: fees waived	(34,112)	(26,787)	(37,325)
Net expenses	40,540	102,197	48,036
Net investment income (loss)	10,313	179,649	(22,483)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on
unaffiliated investments	109,107	173,437	681,584
Net realized gain on
affiliated investments (Note 6)	—	—	57,685
Change in net unrealized appreciation
(depreciation) on investments	107,593	107,719	(526,885)
Net realized and unrealized
gain on investments	216,700	281,156	212,384
Net increase in net assets
resulting from operations	$227,013	$460,805	$189,901

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(133,960)	$(915,683)
Net realized gain (loss) on unaffiliated
investments and options	(1,714,987)	25,328,018
Net realized gain on affiliated
investments (Note 6)	1,346,714	7,247,224
Change in net unrealized appreciation (depreciation)
on investments and options	2,374,946	(57,801,379)
Net increase (decrease) in net assets
resulting from operations	1,872,713	(26,141,820)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares - Retail Shares(1)	(19,427,532)	(133,405,370)
Total decrease in net assets
from capital share transactions	(19,427,532)	(133,405,370)
Total decrease in net assets	(17,554,819)	(159,547,190)

NET ASSETS
Beginning of period/year	148,800,923	308,348,113
End of period/year	$131,246,104	$148,800,923
Accumulated net investment loss	$(193,087)	$(59,127)

(1)Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Retail Shares
Shares sold	87,294	$1,858,560	872,138	$19,126,685
Shares redeemed(2)	(1,001,125)	(21,286,092)	(7,110,900)	(152,532,055)
Net decrease	(913,831)	$(19,427,532)	(6,238,762)	$(133,405,370)

(2)	Net of redemption fees of $266 and $5,082, respectively.

Institutional Shares
Shares sold	—	$—	—	$—
Shares redeemed	—	$—	—	$—
Net increase (decrease)	—	$—	—	$—

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(681,778)	$(728,537)
Net realized gain on unaffiliated
investments and options	3,774,115	4,165,793
Net realized gain on affiliated
investments (Note 6)	20,212	614,363
Change in net unrealized appreciation
on investments and options	4,255,396	6,056,796
Change in net unrealized depreciation
on options written	(15,121)	—
Change in net unrealized (depreciation)
on foreign currency translations	—	(23,868)
Net increase in net assets
resulting from operations	7,352,824	10,084,547

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain:
Retail Shares	—	(4,218,616)
Institutional Shares	—	(169,627)
Total distributions to shareholders	—	(4,388,243)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares(1)	93,649,755	55,499,638
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares(1)	3,165,987	16,102,711
Total increase in net assets
from capital share transactions	96,815,742	71,602,349
Total increase in net assets	104,168,566	77,298,653

NET ASSETS
Beginning of period/year	147,664,448	70,365,795
End of period/year	$251,833,014	$147,664,448
Accumulated net investment loss	$(911,332)	$(229,554)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Retail Shares
Shares sold	8,543,942	$109,612,085	6,720,955	$81,461,834
Shares issued
in reinvestment
of distributions	—	—	344,750	3,950,843
Shares redeemed(2)	(1,271,010)	(15,962,330)	(2,522,724)	(29,913,039)
Net increase	7,272,932	$93,649,755	4,542,981	$55,499,638

(2)      Net of redemption fees of $4,185 and $3,982, respectively.

Institutional Shares
Shares sold	272,265	$3,468,783	1,326,963	$16,953,482
Shares issued
in reinvestment
of distributions	—	—	14,623	169,627
Shares redeemed(3)	(23,209)	(302,796)	(89,352)	(1,020,398)
Net increase	249,056	$3,165,987	1,252,234	$16,102,711

(3)Net of redemption fees of $535 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$10,313	$41,112
Net realized gain on unaffiliated investments	109,107	97,217
Net realized gain on affiliated
investments (Note 6)	—	5,919
Change in net unrealized
appreciation on investments	107,593	103,253
Net increase in net assets
resulting from operations	227,013	247,501

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(39,890)
Total distributions to shareholders	—	(39,890)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	44,041	(426,828)
Total increase (decrease) in net assets	271,054	(219,217)

NET ASSETS
Beginning of period/year	6,174,478	6,393,695
End of period/year	$6,445,532	$6,174,478
Undistributed net investment income	$19,345	$9,032

(1)Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	22,304	$260,492	77,367	$868,331
Shares issued
in reinvestment
of distributions	—	—	3,231	34,704
Shares redeemed(2)	(18,230)	(216,451)	(124,210)	(1,329,863)
Net increase (decrease)	4,074	$44,041	(43,612)	$(426,828)

(2)Net of redemption fees of $22 and $2, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$179,649	$333,003
Net realized gain on unaffiliated investments	173,437	153,827
Net realized loss on affiliated
investments (Note 6)	—	(19,820)
Change in net unrealized
appreciation on investments	107,719	880,948
Net increase in net assets
resulting from operations	460,805	1,347,958

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(181,202)	(331,734)
From net realized gain	—	(136,133)
Total distributions to shareholders	(181,202)	(467,867)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(1)	(193,797)	3,933,143
Total increase in net assets	85,806	4,813,234

NET ASSETS
Beginning of period/year	16,295,965	11,482,731
End of period/year	$16,381,771	$16,295,965
Accumulated net investment loss	$(1,553)	$—

(1)Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	63,852	$814,157	402,370	$4,869,146
Shares issued
in reinvestment
of distributions	12,038	155,970	30,904	375,310
Shares redeemed(2)	(90,993)	(1,163,924)	(110,461)	(1,311,313)
Net increase (decrease)	(15,103)	$(193,797)	322,813	$3,933,143

(2)Net of redemption fees of $219 and $113, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(22,483)	$(39,596)
Net realized gain (loss) on unaffiliated investments	681,584	(375,960)
Net realized gain on affiliated investments (Note 6)	57,685	157,541
Change in net unrealized depreciation
on investments	(526,885)	(1,027,481)
Net increase (decrease) in net assets
resulting from operations	189,901	(1,285,496)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(144,155)
Total distributions to shareholders	—	(144,155)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(1)	(898,231)	(967,999)
Total (decrease) in net assets	(708,330)	(2,397,650)

NET ASSETS
Beginning of period/year	7,686,325	10,083,975
End of period/year	$6,977,995	$7,686,325
Accumulated net investment loss	$(28,053)	$(5,570)

(1)Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2012		Year Ended
	(Unaudited)		March 31, 2012
	Shares	Value	Shares	Value
Shares sold	8,821	$102,846	95,567	$1,093,534
Shares issued
in reinvestment
of distributions	—	—	12,995	134,364
Shares redeemed(2)	(92,330)	(1,001,077)	(199,749)	(2,195,897)
Net decrease	(83,509)	$(898,231)	(91,187)	$(967,999)

(2)Net of redemption fees of $2 and $22, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2012		Year Ended March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Retail Shares
Net asset value, beginning
of period/year	$21.64		$23.51	$19.97	$11.23	$24.61	$26.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02	)*	(0.10)*	(0.12)*	(0.07)*	(0.01)	(0.09)
Net realized and
unrealized gain (loss)
on investments	0.39		(1.77)	3.66	8.80	(13.22)	(1.58)
Total from
investment operations	0.37		(1.87)	3.54	8.73	(13.23)	(1.67)

LESS DISTRIBUTIONS:
From net realized gain	—		—	—	—	(0.16)	(0.70)
Paid-in capital from
redemption fees
(Note 2)	0.00	**	0.00 **	0.00 **	0.01	0.01	0.01
Net asset value,
end of period/year	$22.01		$21.64	$23.51	$19.97	$11.23	$24.61
Total return	1.71	%^	(7.95)%	17.73%	77.83%	(53.78)%	(6.40)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$130.1		$147.7	$307.1	$414.5	$242.7	$621.3
Portfolio turnover rate	14	%^	51%	64%	90%	80%	73%

RATIOS
Ratio of expenses to
average net assets	1.44	%+	1.49%	1.40%	1.37%	1.37%	1.37%
Ratio of net
investment loss to
average net assets	(0.16	)%+	(0.45)%	(0.57)%	(0.42)%	(0.04)%	(0.31)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months					December 12,
	Ended					2008*
	September 30,					through
	2012		Year Ended March 31,			March 31,
	(Unaudited)		2012	2011	2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$21.81		$23.63	$20.01	$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.02	**	(0.02)**	0.05 **	(0.03)**	0.02
Net realized and unrealized
gain (loss) on investments	0.39		(1.80)	3.57	8.81	(2.16)
Total from
investment operations	0.41		(1.82)	3.62	8.78	(2.14)
Net asset value,
end of period/year	$22.22		$21.81	$23.63	$20.01	$11.23
Total return	1.88	%^	(7.70)%	18.09%	78.18%	(16.01	)%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$1.1		$1.1	$1.2	$7.7	$0.05
Portfolio turnover rate	14	%^	51%	64%	90%	80	%^

RATIOS:
Ratio of expenses to
average net assets	1.14	%+	1.18%	1.04%	1.06%	1.04	%+
Ratio of net investment
income (loss) to
average net assets	0.14	%+	(0.09)%	0.27%	(0.18)%	0.29	%+

*	Commencement of operations for Institutional shares.
**	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months						December 18,
	Ended						2007*
	September 30,						through
	2012		Year Ended March 31,				March 31,
	(Unaudited)		2012	2011	2010	2009	2008
Retail Shares
Net asset value,
beginning of period/year	$12.95		$12.58	$9.37	$4.87	$9.49	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05	)**	(0.11)**	(0.09)**	(0.06)**	(0.01)	(0.01)
Net realized and
unrealized gain (loss)
on investments	0.40		1.14	3.50	4.56	(4.61)	(0.52)
Net increase from payments
by affiliates on the disposal
of investments in violation
of restrictions (Note 3)	—		—	—	—	—	0.02
Total from
investment operations	0.35		1.03	3.41	4.50	(4.62)	(0.51)

LESS DISTRIBUTIONS:
From net realized gain	—		(0.66)	(0.20)	—	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$13.30		$12.95	$12.58	$9.37	$4.87	$9.49
Total return	2.70	%^	8.90%	36.76%	92.40%	(48.68)%	(5.10	)%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$228.9		$128.6	$67.8	$35.5	$15.9	$9.4
Portfolio turnover rate	44	%^	88%	109%	102%	109%	23	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees
reimbursed/recouped	1.35	%+	1.47%	1.56%	2.01%	2.14%	2.88	%+
After fees
reimbursed/recouped	1.40	%+	1.40%	1.40%	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees
reimbursed/recouped	(0.75	)%+	(0.97)%	(0.98)%	(1.42)%	(0.87)%	(1.86	%)+
After fees
reimbursed/recouped	(0.80	)%+	(0.90)%	(0.82)%	(0.81)%	(0.13)%	(0.38	%)+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months					December 12,
	Ended					2008*
	September 30,					through
	2012		Year Ended March 31,			March 31,
	(Unaudited)		2012	2011	2010	2009
Institutional Shares
Net asset value,
beginning of period/year	$13.12		$12.70	$9.38	$4.87	$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03	)**	(0.08)**	(0.04)**	(0.05)**	(0.00	)**
Net realized and unrealized
gain (loss) on investments	0.41		1.16	3.56	4.56	(0.58)
Total from
investment operations	0.38		1.08	3.52	4.51	(0.58)

LESS DISTRIBUTIONS:
From net realized gain	—		(0.66)	(0.20)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$13.50		$13.12	$12.70	$9.38	$4.87
Total return	2.90	%^	9.22%	37.90%	92.61%	(10.64	)%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$23.0	^	$19.1	$2.6	$0.3	$0.07
Portfolio turnover rate	44%		88%	109%	102%	109	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees
reimbursed/recouped	1.04	%+	1.15%	1.30%	1.76%	1.89	%+
After fees
reimbursed/recouped	1.10	%+	1.15%	1.15%	1.15%	1.15	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees
reimbursed/recouped	(0.43	)%+	(0.64)%	(0.54)%	(1.22)%	(0.62	%)+
After fees
reimbursed/recouped	(0.49	)%+	(0.64)%	(0.39)%	(0.61)%	0.12	%+

*	Commencement of operations for Institutional shares.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months				September 10,
	Ended				2009*
	September 30,				through
	2012		Year Ended March 31,		March 31,
	(Unaudited)		2012	2011	2010
Net asset value,
beginning of period/year	$11.80		$11.28	$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	**	0.08 **	0.04 **	0.01	**
Net realized and unrealized
gain on investments	0.40		0.52	0.87	0.72
Total from investment operations	0.42		0.60	0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.03)	—
From net realized gain	—		—	(0.33)	—
Total distributions	—		(0.08)	(0.36)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of period/year	$12.22		$11.80	$11.28	$10.73
Total return	3.56	%^	5.37%	8.73%	7.30	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$6.4		$6.2	$6.4	$4.9
Portfolio turnover rate	6	%^	53%	46%	31	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.39	%+	2.51%	2.50%	5.01	%+
After fees waived
and expenses absorbed	1.30	%+	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.76	)%+	(0.50)%	(0.79)%	(3.62	)%+
After fees waived
and expenses absorbed	0.33	%+	0.71%	0.41%	0.09	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months				September 10,
	Ended				2009*
	September 30,				through
	2012		Year Ended March 31,		March 31,
	(Unaudited)		2012	2011	2010
Net asset value,
beginning of period/year	$12.90		$12.21	$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.15	**	0.31 **	0.32 **	0.20	**
Net realized and unrealized
gain on investments	0.22		0.80	1.45	0.88
Total from investment operations	0.37		1.11	1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.30)	(0.31)	(0.15)
From net realized gain	—		(0.12)	(0.18)	—
Total from distributions	(0.15)		(0.42)	(0.49)	(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of period/year	$13.12		$12.90	$12.21	$10.93
Total return	2.86	%^	9.31%	16.69%	10.75	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$16.4		$16.3	$11.5	$5.4
Portfolio turnover rate	13	%^	30%	34%	33	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.64	%+	1.76%	2.11%	4.96	%+
After fees waived
and expenses absorbed	1.30	%+	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.94	%+	2.07%	2.06%	(0.30	)%+
After fees waived
and expenses absorbed	2.28	%+	2.53%	2.87%	3.36	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months				September 10,
	Ended				2009*
	September 30,				through
	2012		Year Ended March 31,		March 31,
	(Unaudited)		2012	2011	2010
Net asset value,
beginning of period/year	$11.82		$13.60	$11.84	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04	)**	(0.06)**	(0.12)**	(0.04	)**
Net realized and unrealized
gain (loss) on investments	0.53		(1.52)	2.03	1.88
Total from investment operations	0.49		(1.58)	1.91	1.84

LESS DISTRIBUTIONS:
From net realized gain	—		(0.20)	(0.15)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end of period/year	$12.31		$11.82	$13.60	$11.84
Total return	4.15	%^	(11.38)%	16.24%	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$7.0		$7.7	$10.1	$7.5
Portfolio turnover rate	44	%^	69%	91%	29	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	2.20	%+	2.33%	2.16%	4.48	%+
After fees waived
and expenses absorbed	1.40	%+	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.46	)%+	(1.42)%	(1.70)%	(3.72	)%+
After fees waived
and expenses absorbed	(0.66	)%+	(0.49)%	(0.94)%	(0.64	)%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified.  The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2012, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$109,133,375	$—	$—	$109,133,375
Partnership &
Trust^	16,598,400	—	—	16,598,400
Call Options
Purchased^	—	1,728,000	—	1,728,000
Short-Term
Investment^	4,650,417	—	—	4,650,417
Total Investments
in Securities	$130,382,192	$1,728,000	$—	$132,110,192

The Fund did not have transfers into or out of Levels 1, 2, or 3.

Hodges Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$220,386,063	$—	$—	$220,386,063
Partnerships &
Trusts^	8,462,602	—	—	8,462,602
Short-Term
Investments^	20,384,681	—	—	20,384,681
Total Investments
in Securities	$249,233,346	$—	$—	$249,233,346
Put Option
Written ^	$—	$132,750	$—	$132,750

The Fund did not have transfers into or out of Levels 1, 2, or 3.

Hodges Blue Chip 25 Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$5,731,218	$—	$—	$5,731,218
Partnership &
Trust^	273,000	—	—	273,000
Short-Term
Investment^	19,802	—	—	19,802
Total Investments
in Securities	$6,024,020	$—	$—	$6,024,020

The Fund did not have transfers into or out of Levels 1, 2, or 3.

^ See Schedule of Investments for industry breakout.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$15,274,478	$—	$—	$15,274,478
Partnership &
Trust^	428,960	—	—	428,960
Corporate Bond	—	266,250	—	266,250
Short-Term
Investment^	157,119	—	—	157,119
Total Investments
in Securities	$15,860,557	$266,250	$—	$16,126,807

The Fund did not have transfers into or out of Levels 1, 2, or 3.

Hodges Pure Contrarian Fund
	Level 1	Level 2	Level 3	Total
Common Stocks^	$6,570,841	$115,211	$—	$6,686,052
Partnership & Trust^	163,800	—	—	163,800
Short-Term Investment^	1,368	—	—	1,368
Total Investments
in Securities	$6,736,009	$115,211	$—	$6,851,220

^  See Schedule of Investments for industry breakout.

Transfers into Level 2	$115,211
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$115,211

Transfers were made into Level 2 from Level 1 as the securities did not trade and were valued at the last traded price.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

money market position for certain tax-related purposes and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet

Fair values of Derivative instruments as of September 30, 2012:

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2012		September 30, 2012
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts	Investments in
unaffiliated
securities,
	at value	$1,728,000	None	$—
Total		$1,728,000		$—

Hodges Small Cap Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2012		September 30, 2012
Derivative	Balance Sheet		Balance Sheet
Instruments	Location	Fair Value	Location	Fair Value
Equity Contracts	Investments in
unaffiliated
securities,
	at value	$132,750	None	$—
Total		$132,750		$—

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2012:

Hodges Fund
Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
Investments
	and Options	$681,496	$278,643

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Small Cap Fund
Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
Investments
	and Options	$(13,625)	$(15,121)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of March 31, 2012, the Funds deferred, on a tax basis, post-October losses of:

Hodges Fund	—
Hodges Small Cap Fund	—
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	$243,997

At March 31, 2012, the Funds deferred, on a tax basis, a post-December late year losses, which will be recognized in the following year:

Hodges Fund	$59,127
Hodges Small Cap Fund	229,553
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	5,570

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

For the year ended March 31, 2012, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Expiring March 31,
	2018	2019
Hodges Fund	$136,198,527	$4,036,303
Hodges Small Cap Fund	—	—
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—
Hodges Pure Contrarian Fund	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdiction as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The activity in options written during the six months ended September 30, 2012 for the Hodges Small Cap Fund, is as follows:

Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	1,500	117,629
Options exercised	—	—
Options expired	—	—
Options closed	—	—
Options outstanding, end of period	1,500	$117,629

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase. The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2012, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $574,875, $787,818, $20,270, $51,098 and $29,164, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  For the six months ended September 30, 2012, the Advisor recouped $50,612 in fees for the Hodges Small Cap Fund. For the six months ended September 30, 2012, the Advisor waived fees or reduced expenses of $34,112, $26,787, and $37,325 in fees for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At September 30, 2012, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $249,389, $245,926, $226,493, and $261,300, respectively.  The Advisor may recapture portions of the above amount no later than the dates stated below:

	March 31,	March 31,	March 31,	March 31,
	2013	2014	2015	2016
Hodges Small Cap Fund	$115,188	$81,923	$52,278	$—
Hodges Blue Chip 25 Fund	$77,071	$64,413	$70,330	$34,112
Hodges Equity Income Fund	$77,047	$61,796	$60,863	$26,787
Hodges Pure Contrarian Fund	$78,071	$70,510	$75,394	$37,325

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

For the six months ended September 30, 2012, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $38,937, $51,463, $1,559, $3,931, and $1,717 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2012, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $5,994, $1,678, $1,927, $1,678, and $1,837 of the Trust’s Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  For the six months ended September 30, 2012, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $167,758, $205,631, $7,796, $19,653, and $8,578 in distribution fees, respectively.

For the six months ended September 30, 2012, First Dallas Securities, an affiliate of the Advisor, received $346,281, $241,567, $3,538, $9,696, and $28,213 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund’s portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2012, are as follows:

	Purchases	Sales
Hodges Fund	$18,642,644	$38,834,354
Hodges Small Cap Fund	159,118,660	77,712,297
Hodges Blue Chip 25 Fund	338,097	998,020
Hodges Equity Income Fund	2,033,755	2,640,899
Hodges Pure Contrarian Fund	3,043,406	4,228,408

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follow:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments (a)	$112,876,548	$222,069,867
Gross tax unrealized appreciation	30,076,964	31,575,952
Gross tax unrealized depreciation	(10,843,320)	(4,412,473)
Net tax unrealized appreciation	19,233,644	27,163,479

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments (a)	$5,149,351	$13,935,170
Gross tax unrealized appreciation	1,207,053	2,538,623
Gross tax unrealized depreciation	(332,384)	(346,986)
Net tax unrealized appreciation	874,669	2,191,637

	Hodges Pure
	Contrarian Fund
Cost of investments (a)	$6,694,691
Gross tax unrealized appreciation	702,006
Gross tax unrealized depreciation	(545,477)
Net tax unrealized appreciation	156,529

(a)   Because tax adjustments are calculated annually, the above tables reflect the tax adjustments at each Fund’s previous fiscal year-end.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2012 and the year ended March 31, 2012 for each Fund was as follows:

Hodges Small Cap Fund
	September 30, 2012	March 31, 2012
Distributions paid from:
Long-term capital gain*	$—	$2,177,545
Ordinary income	$—	$2,210,698

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Blue Chip Fund
	September 30, 2012	March 31, 2012
Distributions paid from:
Ordinary income	$—	$39,890

Hodges Equity Income Fund
	September 30, 2012	March 31, 2012
Distributions paid from:
Long-term capital gain*	$—	$75,600
Ordinary income	$181,202	$392,267

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30, 2012	March 31, 2012
Distributions paid from:
Long-term capital gain	$—	$144,155

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the six months ended September 30, 2012 and year ended March 31, 2012, there were no distributions for the Hodges Fund.

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Net tax unrealized appreciation	$16,858,698	$22,908,083
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	4,611,976
Total distributable earnings	—	4,611,976
Other accumulated loss	(140,293,957)	(407,879)
Total accumulated gain/(loss)	$(123,435,259)	$27,112,180

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Net tax unrealized appreciation	$767,076	$2,082,703
Undistributed ordinary income	9,032	4,718
Undistributed long-term capital gain	6,543	130,539
Total distributable earnings	15,575	135,257
Other accumulated loss	—	(1,215)
Total accumulated gain	$782,651	$2,217,960

	Hodges Pure
	Contrarian Fund
Net tax unrealized appreciation	$683,414
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(249,567)
Total accumulated gain	$433,847

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the six months ended September 30, 2012, the Funds had the following transactions with affiliated companies:

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Fund

As of September 30, 2012, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $39,858,350 representing 30.4% of net assets.

				Share
	Share			Balance			Value
	Balance			September	Realized		September
	March 31,			30,	Gain	Dividend	30,	Acquisition
	2012	Purchases	Sales	2012	(Loss)	Income	2012	Cost
A.H. Belo
Corp. –
Class A	1,020,000	—	—	1,020,000	$—	$122,400	$4,926,600	$2,831,403

A.T. Cross
Co. -
Class A	550,000	—	—	550,000	$—	$—	$5,483,500	$963,441

Heelys,
Inc.	965,900	—	965,900	—	$(439,744)	$—	$—	$—

Luby’s.
Inc.	1,345,000	—	—	1,345,000	$—	$—	$9,051,850	$9,820,599

Rocky
Mountain
Chocolate
Factory, Inc.	530,000	—	230,000	300,000	$274,890	$94,545	$3,798,000	$3,536,157

Texas Pacific
Land Trust	321,100	—	17,000	304,000	$754,478	$—	$16,598,400	$9,057,295
Total							$39,858,350	$26,208,895

Hodges Small Cap Fund

As of September 30, 2012, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $8,952,020, representing 3.6% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2012	Purchases	Sales	2012	Gain	Income	2012	Cost
A.T. Cross
Co. -
Class A	224,600	5,400	4,600	225,400	$20,212	$—	$2,247,238	$2,190,822

Heelys, Inc.	300,000	253,177	—	553,177	$—	$—	$995,719	$1,216,755

Luby’s, Inc.	—	55,700	—	55,700	$—	$—	$374,861	$363,634

Texas Pacific
Land Trust	85,000	12,696	—	97,696	$—	$—	$5,334,202	$3,938,728
Total							$8,952,020	$7,709,939

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund

As of September 30, 2012, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $273,000, representing 4.2% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2012	Purchases	Sales	2012	Gain	Income	2012	Cost
Texas
Pacific
Land Trust	5,000	—	—	5,000	$—	$—	$273,000	$169,793
Total							$273,000	$169,793

Hodges Equity Income Fund

As of September 30, 2012, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

Hodges Pure Contrarian Fund

As of September 30, 2012, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $1,204,181 representing 7.4% of net assets.

				Share
	Share			Balance			Value
	Balance			September			September
	March 31,			30,	Realized	Dividend	30,	Acquisition
	2012	Purchases	Sales	2012	Gain	Income	2012	Cost
A.H. Belo
Corp. –
Class A	60,000	—	—	60,000	$—	$7,200	$289,800	$252,363

Heelys, Inc.	95,000	—	—	95,000	$—	$—	$171,000	$234,968

Instrusion,
Inc.	217,379	—	—	217,379	$—	$—	$115,211	$131,837

Luby’s, Inc.	59,000	10,000	—	69,000	$—	$—	$464,370	$318,984

Texas
Pacific
Land Trust	5,000	—	2,000	3,000	$57,685	$—	$163,800	$109,969
Total							$1,204,181	$1,048,121

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2012 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum line of credit for the Funds is $14,000,000, $16,000,000, $600,000, $1,500,000, and $700,000, respectively. For the six months ended September 30, 2012, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the six months ended September 30, 2012, the Hodges Fund, Hodges Equity Income, Hodges Blue Chip 25, and Hodges Pure Contrarian had an outstanding average daily loan balance of $412,685, $111,179, $14,000, and $89,805, respectively.  The average daily loan balance is determined by using the days the Funds had an outstanding balance.  The maximum amount outstanding for the current lending agreement during that period was $1,183,000 for the Hodges Fund, $14,000 for the Hodges Blue Chip 25 Fund, $233,000 for the Hodges Equity Income Fund and $490,000 for the Hodges Pure Contrarian Fund.  Interest expense amounted to $1,088 for the Hodges Fund.  At September 30, 2012, the Hodges Pure Contrarian Fund had a loan payable balance of $48,000 and the Hodges Small Cap, Hodges Blue Chip 25, Hodges Equity Income, and Hodges Fund did not have a loan payable balance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP 25 FUND
HODGES EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND

At a meeting held on August 13 and 14, 2012, the Board (which is comprised of four persons who are Independent Trustees as defined under the Investment Company Act of 1940 and one Interested Trustee) considered and approved the continuance of the Advisory Agreements for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”) with Hodges Capital Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on May 14 and 15, 2012, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

For the Hodges Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date, one-year, three-year, and five-year time periods, and outperformed its peer group median for the ten-year time period.

For the Hodges Small Cap Fund, the Board noted that the Fund outperformed its peer group median for the year-to-date, one-year and three-year time periods.

For the Hodges Blue Chip 25 Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date and one-year time periods.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Equity Income Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date time period and outperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund outperformed its peer group median for the year-to-date and underperformed for the one-year time period.  The Board took into consideration the short period of time the Fund had been operating.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as any expense waivers and reimbursements available for the Hodges Mutual Funds.

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee and the net expense ratio were slightly above its peer group median.  The Board noted that the Advisor had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but also noted that the

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Fund’s expense ratio had decreased as assets have risen.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class  R shares and 1.15% for the Class  I shares.  The Trustees noted that the Fund’s advisory fee was in line with its peer group median and the net expense ratio was below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

For the Hodges Blue Chip 25 Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class  R shares.  The Trustees noted that the Fund’s advisory fee and net expense ratio were below its peer group median.

For the Hodges Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class  R shares.  The Trustees noted that the Fund’s advisory fee and the net expense ratio were below its peer group median.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class  R shares.  The Trustees noted that the Fund’s advisory fee and the net expense ratio were below its peer group median.

The Trustees noted that the Advisor does not replicate any of the Hodges Mutual Funds’ investment styles in separately managed accounts. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grew.  In this regard, the Board noted that the Hodges Fund’s expense ratio has come down as the Fund’s assets have grown.  Regarding four of the Hodges Mutual Funds, the Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees also discussed and considered the fall out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars.”  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and its shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesmutualfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on their website at www.hodgesmutualfunds.com within ten business days after calendar quarter end along with the monthly Top 10 Holdings for the Hodges Fund, Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, and the Hodges Pure Contrarian Fund.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC's web site at www.sec.gov or the Funds’ web site at www.hodgesmutualfunds.com.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FUND	Retail Class	Institutional Class
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Mutual Funds
www.hodgesmutualfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK, N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     12/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     12/6/12

By (Signature and Title)                      /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     12/3/12

* Print the name and title of each signing officer under his or her signature.